SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Common Share (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss		$ (19,600)	$ (211)	$ (19,811)
Adjusted net loss		$ (19,600)		$ (19,811)
Weighted average shares outstanding, basic and diluted	[1]	1,497,051		1,373,525
Basic and diluted net loss per common share		$ (0.01)		$ (0.01)

[1]	Excludes an aggregate of 5,102,647 shares subject to possible redemption at June 30, 2020.